Label	Element	Value
(WFA Government Money Market Funds - Class A) | (Wells Fargo Government Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.
These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.42%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.46%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges) </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Class A) | (Wells Fargo Government Money Market Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	194
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	339
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 761
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Class A as of 12/31 each year </strong>
Annual Return 2009	rr_AnnualReturn2009	0.02%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.32%
Annual Return 2018	rr_AnnualReturn2018	1.28%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.46%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.42%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.28%
5 Years	rr_AverageAnnualReturnYear05	0.33%
10 Years	rr_AverageAnnualReturnYear10	0.17%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Government Money Market Funds - Class A) | (Wells Fargo Treasury Plus Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.43%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.46%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges)</strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Class A) | (Wells Fargo Treasury Plus Money Market Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.14%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.47%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.61%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.60%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	194
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	339
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 761
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Class A as of 12/31 each year</strong>
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.32%
Annual Return 2018	rr_AnnualReturn2018	1.27%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.46%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.46%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.43%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.27%
5 Years	rr_AverageAnnualReturnYear05	0.32%
10 Years	rr_AverageAnnualReturnYear10	0.17%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2003
(WFA Government Money Market Funds - Class A) | (Wells Fargo 100% Treasury Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.
Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.42%
Lowest Quarter: 3rd Quarter 2016	+0.00%

Year-to-date total return as of 3/31/2019 is +0.45%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges) </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Class A) | (Wells Fargo 100% Treasury Money Market Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.14%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.60%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	197
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	344
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 772
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Class A as of 12/31 each year</strong>
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.27%
Annual Return 2018	rr_AnnualReturn2018	1.25%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.45%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.45%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.42%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
1 Year	rr_AverageAnnualReturnYear01	1.25%
5 Years	rr_AverageAnnualReturnYear05	0.30%
10 Years	rr_AverageAnnualReturnYear10	0.16%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Government Money Market Funds - Administrator Class) | (Wells Fargo Government Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.
These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.49%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.53%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Administrator Class) | (Wells Fargo Government Money Market Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.34%	[4]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 431
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Administrator Class as of 12/31 each year </strong>
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.08%
Annual Return 2017	rr_AnnualReturn2017	0.59%
Annual Return 2018	rr_AnnualReturn2018	1.55%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.53%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.53%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	0.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2003
(WFA Government Money Market Funds - Administrator Class) | (Wells Fargo Treasury Plus Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.49%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.52%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Administrator Class) | (Wells Fargo Treasury Plus Money Market Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.14%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.34%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.34%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 35
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 431
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Administrator Class as of 12/31 each year</strong>
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.04%
Annual Return 2017	rr_AnnualReturn2017	0.58%
Annual Return 2018	rr_AnnualReturn2018	1.54%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.52%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.52%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.49%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.54%
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	0.22%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2008
(WFA Government Money Market Funds - Administrator Class) | (Wells Fargo 100% Treasury Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>	[5]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.
Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.50%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.53%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[6]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Administrator Class) | (Wells Fargo 100% Treasury Money Market Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.14%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.30%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	107
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 438
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Administrator Class as of 12/31 each year</strong>	[6]
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	0.05%
Annual Return 2017	rr_AnnualReturn2017	0.60%
Annual Return 2018	rr_AnnualReturn2018	1.57%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.53%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.53%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.57%
5 Years	rr_AverageAnnualReturnYear05	0.44%
10 Years	rr_AverageAnnualReturnYear10	0.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
(WFA Government Money Market Funds - Institutional Class) | (Wells Fargo Government Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.52%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.56%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Institutional Class) | (Wells Fargo Government Money Market Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.20%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	69
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 278
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Institutional Class as of 12/31 each year</strong>
Annual Return 2009	rr_AnnualReturn2009	0.15%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.22%
Annual Return 2017	rr_AnnualReturn2017	0.73%
Annual Return 2018	rr_AnnualReturn2018	1.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.56%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.56%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.69%
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	0.29%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2003
(WFA Government Money Market Funds - Institutional Class) | (Wells Fargo Treasury Plus Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.53%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.56%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Institutional Class) | (Wells Fargo Treasury Plus Money Market Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.14%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.22%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.20%	[7]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	69
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	122
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 278
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Institutional Class as of 12/31 each year </strong>
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.18%
Annual Return 2017	rr_AnnualReturn2017	0.73%
Annual Return 2018	rr_AnnualReturn2018	1.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.56%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.56%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.53%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.68%
5 Years	rr_AverageAnnualReturnYear05	0.52%
10 Years	rr_AverageAnnualReturnYear10	0.27%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 11, 1995
(WFA Government Money Market Funds - Institutional Class) | (Wells Fargo 100% Treasury Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.
Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.52%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.55%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[9]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Institutional Class) | (Wells Fargo 100% Treasury Money Market Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.14%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.23%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.20%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	71
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 290
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Institutional Class as of 12/31 each year</strong>	[9]
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	0.15%
Annual Return 2017	rr_AnnualReturn2017	0.70%
Annual Return 2018	rr_AnnualReturn2018	1.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.55%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.55%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.68%
5 Years	rr_AverageAnnualReturnYear05	0.50%
10 Years	rr_AverageAnnualReturnYear10	0.26%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 31, 2014
(WFA Government Money Market Funds - Select Class) | (Wells Fargo Government Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.
These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.54%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.58%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[10]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Select Class) | (Wells Fargo Government Money Market Fund) | Select Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.14%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	54
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	97
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 226
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Select Class as of 12/31 each year</strong>	[10]
Annual Return 2009	rr_AnnualReturn2009	0.15%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.03%
Annual Return 2016	rr_AnnualReturn2016	0.28%
Annual Return 2017	rr_AnnualReturn2017	0.79%
Annual Return 2018	rr_AnnualReturn2018	1.75%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.58%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.58%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.54%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.75%
5 Years	rr_AverageAnnualReturnYear05	0.57%
10 Years	rr_AverageAnnualReturnYear10	0.31%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2015
(WFA Government Money Market Funds - Select Class) | (Wells Fargo Treasury Plus Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.46%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is 0.00%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[12]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Select Class) | (Wells Fargo Treasury Plus Money Market Fund) | Select Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.14%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.18%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.14%	[11]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 14
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	54
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	97
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 226
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Select Class as of 12/31 each year</strong>	[12]
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.18%
Annual Return 2017	rr_AnnualReturn2017	0.73%
Annual Return 2018	rr_AnnualReturn2018	1.68%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is 0.00%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.68%
5 Years	rr_AverageAnnualReturnYear05	0.52%
10 Years	rr_AverageAnnualReturnYear10	0.27%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 15, 2019
(WFA Government Money Market Funds - Service Class) | (Wells Fargo Government Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.
These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.45%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.49%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Service Class) | (Wells Fargo Government Money Market Fund) | Service Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.50%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	163
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	284
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 640
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Service Class as of 12/31 each year</strong>
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.42%
Annual Return 2018	rr_AnnualReturn2018	1.39%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.49%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.49%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.45%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.39%
5 Years	rr_AverageAnnualReturnYear05	0.37%
10 Years	rr_AverageAnnualReturnYear10	0.19%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 16, 1987
(WFA Government Money Market Funds - Service Class) | (Wells Fargo Treasury Plus Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.46%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.50%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Service Class) | (Wells Fargo Treasury Plus Money Market Fund) | Service Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.14%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.51%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.45%	[13]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	158
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	279
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 635
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Service Class as of 12/31 each year</strong>
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.47%
Annual Return 2018	rr_AnnualReturn2018	1.43%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.50%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.50%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.46%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.43%
5 Years	rr_AverageAnnualReturnYear05	0.39%
10 Years	rr_AverageAnnualReturnYear10	0.20%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 01, 1985
(WFA Government Money Market Funds - Service Class) | (Wells Fargo 100% Treasury Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>	[14]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.
Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.45%
Lowest Quarter: 3rd Quarter 2016	+0.00%

Year-to-date total return as of 3/31/2019 is +0.48%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Service Class) | (Wells Fargo 100% Treasury Money Market Fund) | Service Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.14%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.52%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	165
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	289
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 651
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Service Class as of 12/31 each year </strong>
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.40%
Annual Return 2018	rr_AnnualReturn2018	1.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.48%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.48%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.45%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2016
1 Year	rr_AverageAnnualReturnYear01	1.37%
5 Years	rr_AverageAnnualReturnYear05	0.35%
10 Years	rr_AverageAnnualReturnYear10	0.18%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Dec. 03, 1990
(WFA Government Money Market Funds - Sweep Class) | (Wells Fargo Government Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Government obligations and repurchase agreements collateralized by U.S. Government obligations.
These investments may have fixed, floating, or variable rates of interest.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.38%
Lowest Quarter: 3rd Quarter 2010	+0.00%

Year-to-date total return as of 3/31/2019 is +0.42%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[15]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Sweep Class) | (Wells Fargo Government Money Market Fund) | Sweep Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.13%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.77%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
Bar Chart [Heading]	rr_BarChartHeading	<strong> Calendar Year Total Returns for Sweep Class as of 12/31 each year</strong>	[15]
Annual Return 2009	rr_AnnualReturn2009	0.04%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.19%
Annual Return 2018	rr_AnnualReturn2018	1.12%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.42%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.42%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.38%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.12%
5 Years	rr_AverageAnnualReturnYear05	0.27%
10 Years	rr_AverageAnnualReturnYear10	0.14%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
(WFA Government Money Market Funds - Sweep Class) | (Wells Fargo Treasury Plus Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury obligations.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.38%
Lowest Quarter: 3rd Quarter 2010	+0.00%

Year-to-date total return as of 3/31/2019 is +0.42%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[17]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Sweep Class) | (Wells Fargo Treasury Plus Money Market Fund) | Sweep Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.14%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.77%	[16]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 79
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	246
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	428
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 954
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Sweep Class as of 12/31 each year</strong>	[17]
Annual Return 2009	rr_AnnualReturn2009	0.01%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.19%
Annual Return 2018	rr_AnnualReturn2018	1.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.42%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.42%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.38%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.10%
5 Years	rr_AverageAnnualReturnYear05	0.26%
10 Years	rr_AverageAnnualReturnYear10	0.14%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
(WFA Government Money Market Funds - Sweep Class) | (Wells Fargo 100% Treasury Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>	[18]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments that consist of U.S. Treasury obligations.
Our security selection is based on several factors, including yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.36%
Lowest Quarter: 1st Quarter 2017	+0.00%

Year-to-date total return as of 3/31/2019 is +0.40%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[19]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Government Money Market Funds - Sweep Class) | (Wells Fargo 100% Treasury Money Market Fund) | Sweep Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.14%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	none
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.78%	[20]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 966
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Sweep Class as of 12/31 each year</strong>	[19]
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	0.01%
Annual Return 2017	rr_AnnualReturn2017	0.14%
Annual Return 2018	rr_AnnualReturn2018	1.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.40%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.40%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2017
1 Year	rr_AverageAnnualReturnYear01	1.04%
5 Years	rr_AverageAnnualReturnYear05	0.24%
10 Years	rr_AverageAnnualReturnYear10	0.12%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
(WFA Institutional Money Market Funds - Administrator Class) | (Wells Fargo Cash Investment Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>	[21]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.
These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.52%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.60%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Institutional Money Market Funds - Administrator Class) | (Wells Fargo Cash Investment Money Market Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.33%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	115
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	204
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 464
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Administrator Class as of 12/31 each year</strong>
Annual Return 2009	rr_AnnualReturn2009	0.39%
Annual Return 2010	rr_AnnualReturn2010	0.04%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.30%
Annual Return 2017	rr_AnnualReturn2017	0.90%
Annual Return 2018	rr_AnnualReturn2018	1.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.60%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.60%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.81%
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	0.35%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2003
(WFA Institutional Money Market Funds - Administrator Class) | (Wells Fargo Heritage Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>	[21]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.
These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.52%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.61%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Institutional Money Market Funds - Administrator Class) | (Wells Fargo Heritage Money Market Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.33%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 34
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	199
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 453
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Administrator Class as of 12/31 each year</strong>
Annual Return 2009	rr_AnnualReturn2009	0.36%
Annual Return 2010	rr_AnnualReturn2010	0.03%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.27%
Annual Return 2017	rr_AnnualReturn2017	0.91%
Annual Return 2018	rr_AnnualReturn2018	1.80%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.61%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.61%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.52%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.80%
5 Years	rr_AverageAnnualReturnYear05	0.60%
10 Years	rr_AverageAnnualReturnYear10	0.34%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 1995
(WFA Institutional Money Market Funds - Administrator Class) | (Wells Fargo Municipal Cash Management Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>	[21]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and
  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").
We may also invest:
  any amount in securities that pay interest subject to federal AMT.
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.37%
Lowest Quarter: 1st Quarter 2013	+0.00%

Year-to-date total return as of 3/31/2019 is +0.36%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[22]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Institutional Money Market Funds - Administrator Class) | (Wells Fargo Municipal Cash Management Money Market Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.43%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.30%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	228
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 530
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Administrator Class as of 12/31 each year</strong>	[22]
Annual Return 2009	rr_AnnualReturn2009	0.54%
Annual Return 2010	rr_AnnualReturn2010	0.11%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.05%
Annual Return 2013	rr_AnnualReturn2013	0.04%
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	0.02%
Annual Return 2016	rr_AnnualReturn2016	0.31%
Annual Return 2017	rr_AnnualReturn2017	0.69%
Annual Return 2018	rr_AnnualReturn2018	1.23%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.36%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.36%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.37%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2013
1 Year	rr_AverageAnnualReturnYear01	1.23%
5 Years	rr_AverageAnnualReturnYear05	0.45%
10 Years	rr_AverageAnnualReturnYear10	0.30%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2010
(WFA Institutional Money Market Funds - Institutional Class) | (Wells Fargo Cash Investment Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.
These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.56%
Lowest Quarter: 1st Quarter 2014	+0.00%

Year-to-date total return as of 3/31/2019 is +0.63%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Institutional Money Market Funds - Institutional Class) | (Wells Fargo Cash Investment Money Market Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.20%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	75
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	136
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 313
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Institutional Class as of 12/31 each year </strong>
Annual Return 2009	rr_AnnualReturn2009	0.52%
Annual Return 2010	rr_AnnualReturn2010	0.15%
Annual Return 2011	rr_AnnualReturn2011	0.07%
Annual Return 2012	rr_AnnualReturn2012	0.06%
Annual Return 2013	rr_AnnualReturn2013	0.03%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.07%
Annual Return 2016	rr_AnnualReturn2016	0.43%
Annual Return 2017	rr_AnnualReturn2017	1.03%
Annual Return 2018	rr_AnnualReturn2018	1.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.63%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.63%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	0.69%
10 Years	rr_AverageAnnualReturnYear10	0.43%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 14, 1987
(WFA Institutional Money Market Funds - Institutional Class) | (Wells Fargo Heritage Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.
These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.56%
Lowest Quarter: 1st Quarter 2014	+0.00%

Year-to-date total return as of 3/31/2019 is +0.63%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Institutional Money Market Funds - Institutional Class) | (Wells Fargo Heritage Money Market Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.09%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.24%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.20%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	73
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	131
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 302
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Institutional Class as of 12/31 each year </strong>
Annual Return 2009	rr_AnnualReturn2009	0.49%
Annual Return 2010	rr_AnnualReturn2010	0.13%
Annual Return 2011	rr_AnnualReturn2011	0.06%
Annual Return 2012	rr_AnnualReturn2012	0.05%
Annual Return 2013	rr_AnnualReturn2013	0.02%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.06%
Annual Return 2016	rr_AnnualReturn2016	0.40%
Annual Return 2017	rr_AnnualReturn2017	1.02%
Annual Return 2018	rr_AnnualReturn2018	1.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.63%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.63%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.56%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	0.68%
10 Years	rr_AverageAnnualReturnYear10	0.42%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2000
(WFA Institutional Money Market Funds - Institutional Class) | (Wells Fargo Municipal Cash Management Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and
  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").
We may also invest:
  any amount in securities that pay interest subject to federal AMT.
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.39%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.38%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[24]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Institutional Money Market Funds - Institutional Class) | (Wells Fargo Municipal Cash Management Money Market Fund) | Institutional Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.31%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.20%	[23]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	89
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	163
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 382
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Institutional Class as of 12/31 each year</strong>	[24]
Annual Return 2009	rr_AnnualReturn2009	0.54%
Annual Return 2010	rr_AnnualReturn2010	0.16%
Annual Return 2011	rr_AnnualReturn2011	0.06%
Annual Return 2012	rr_AnnualReturn2012	0.08%
Annual Return 2013	rr_AnnualReturn2013	0.04%
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	0.02%
Annual Return 2016	rr_AnnualReturn2016	0.39%
Annual Return 2017	rr_AnnualReturn2017	0.80%
Annual Return 2018	rr_AnnualReturn2018	1.34%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.38%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.38%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.39%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.34%
5 Years	rr_AverageAnnualReturnYear05	0.51%
10 Years	rr_AverageAnnualReturnYear10	0.34%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 20, 1996
(WFA Institutional Money Market Funds - Select Class) | (Wells Fargo Cash Investment Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.
These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.58%
Lowest Quarter: 1st Quarter 2014	+0.02%

Year-to-date total return as of 3/31/2019 is +0.65%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Institutional Money Market Funds - Select Class) | (Wells Fargo Cash Investment Money Market Fund) | Select Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.21%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.13%	[25]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 13
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	60
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	110
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 260
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Select Class as of 12/31 each year</strong>
Annual Return 2009	rr_AnnualReturn2009	0.59%
Annual Return 2010	rr_AnnualReturn2010	0.22%
Annual Return 2011	rr_AnnualReturn2011	0.14%
Annual Return 2012	rr_AnnualReturn2012	0.13%
Annual Return 2013	rr_AnnualReturn2013	0.10%
Annual Return 2014	rr_AnnualReturn2014	0.07%
Annual Return 2015	rr_AnnualReturn2015	0.14%
Annual Return 2016	rr_AnnualReturn2016	0.50%
Annual Return 2017	rr_AnnualReturn2017	1.10%
Annual Return 2018	rr_AnnualReturn2018	2.02%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.65%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.65%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.02%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	2.02%
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	0.50%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Institutional Money Market Funds - Select Class) | (Wells Fargo Heritage Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.
These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.58%
Lowest Quarter: 1st Quarter 2014	+0.01%

Year-to-date total return as of 3/31/2019 is +0.65%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Institutional Money Market Funds - Select Class) | (Wells Fargo Heritage Money Market Fund) | Select Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.20%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.13%	[25]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 13
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	57
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	106
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 248
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Select Class as of 12/31 each year</strong>
Annual Return 2009	rr_AnnualReturn2009	0.56%
Annual Return 2010	rr_AnnualReturn2010	0.20%
Annual Return 2011	rr_AnnualReturn2011	0.13%
Annual Return 2012	rr_AnnualReturn2012	0.12%
Annual Return 2013	rr_AnnualReturn2013	0.09%
Annual Return 2014	rr_AnnualReturn2014	0.07%
Annual Return 2015	rr_AnnualReturn2015	0.13%
Annual Return 2016	rr_AnnualReturn2016	0.48%
Annual Return 2017	rr_AnnualReturn2017	1.10%
Annual Return 2018	rr_AnnualReturn2018	2.01%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.65%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.65%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.58%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2014
1 Year	rr_AverageAnnualReturnYear01	2.01%
5 Years	rr_AverageAnnualReturnYear05	0.76%
10 Years	rr_AverageAnnualReturnYear10	0.49%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2007
(WFA Institutional Money Market Funds - Service Class) | (Wells Fargo Cash Investment Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.
These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.48%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.56%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Institutional Money Market Funds - Service Class) | (Wells Fargo Cash Investment Money Market Fund) | Service Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.50%	[26]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	169
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	298
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 673
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Service Class as of 12/31 each year</strong>
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.14%
Annual Return 2017	rr_AnnualReturn2017	0.73%
Annual Return 2018	rr_AnnualReturn2018	1.64%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.56%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.56%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.48%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.64%
5 Years	rr_AverageAnnualReturnYear05	0.50%
10 Years	rr_AverageAnnualReturnYear10	0.28%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Oct. 14, 1987
(WFA Institutional Money Market Funds - Service Class) | (Wells Fargo Heritage Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.
These instruments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.50%
Lowest Quarter: 3rd Quarter 2010	+0.00%

Year-to-date total return as of 3/31/2019 is +0.58%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[27]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Institutional Money Market Funds - Service Class) | (Wells Fargo Heritage Money Market Fund) | Service Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.43%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 44
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 655
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Service Class as of 12/31 each year</strong>	[27]
Annual Return 2009	rr_AnnualReturn2009	0.36%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.17%
Annual Return 2017	rr_AnnualReturn2017	0.79%
Annual Return 2018	rr_AnnualReturn2018	1.71%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.58%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.58%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.71%
5 Years	rr_AverageAnnualReturnYear05	0.54%
10 Years	rr_AverageAnnualReturnYear10	0.31%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
(WFA Institutional Money Market Funds - Service Class) | (Wells Fargo Municipal Cash Management Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and
  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily the federal alternative minimum tax ("AMT").
We may also invest:
  any amount in securities that pay interest subject to federal AMT.
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions and financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from regular federal income tax, but not necessarily federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high-quality, short-term money market instruments that pay interest subject to regular federal income tax.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.34%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.32%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[28]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Institutional Money Market Funds - Service Class) | (Wells Fargo Municipal Cash Management Money Market Fund) | Service Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.45%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	177
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	320
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 736
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Service Class as of 12/31 each year</strong>	[28]
Annual Return 2009	rr_AnnualReturn2009	0.31%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.05%
Annual Return 2013	rr_AnnualReturn2013	0.04%
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	0.02%
Annual Return 2016	rr_AnnualReturn2016	0.21%
Annual Return 2017	rr_AnnualReturn2017	0.54%
Annual Return 2018	rr_AnnualReturn2018	1.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.32%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.32%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.34%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.09%
5 Years	rr_AverageAnnualReturnYear05	0.38%
10 Years	rr_AverageAnnualReturnYear10	0.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 25, 1996
(WFA Retail Money Market Funds - Classes A and C) | (Wells Fargo Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>	[29]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	<strong>Assuming Redemption at End of Period </strong>
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	<strong>Assuming No Redemption </strong>
Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.
These investments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.28%
Lowest Quarter: 3rd Quarter 2010	+0.00%

Year-to-date total return as of 3/31/2019 is +0.33%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges)</strong>	[30]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Retail Money Market Funds - Classes A and C) | (Wells Fargo Money Market Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.72%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.60%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	218
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	389
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 883
1 Year	rr_AverageAnnualReturnYear01	1.51%
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	0.23%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 01, 1992
(WFA Retail Money Market Funds - Classes A and C) | (Wells Fargo Money Market Fund) | Class C
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.35%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 237
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	453
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	791
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,747
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	137
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	453
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	791
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,747
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Class C as of 12/31 each year</strong>	[30]
Annual Return 2009	rr_AnnualReturn2009	0.12%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.03%
Annual Return 2017	rr_AnnualReturn2017	0.58%
Annual Return 2018	rr_AnnualReturn2018	1.51%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.33%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.33%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	(0.25%)
5 Years	rr_AverageAnnualReturnYear05	0.16%
10 Years	rr_AverageAnnualReturnYear10	0.08%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
(WFA Retail Money Market Funds - Classes A and C) | (Wells Fargo National Tax-Free Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>	[29]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and
  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.28%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.26%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 (returns reflect applicable sales charges) </strong>	[31]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	returns reflect applicable sales charges
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Retail Money Market Funds - Classes A and C) | (Wells Fargo National Tax-Free Money Market Fund) | Class A
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.60%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	362
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 817
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Class A as of 12/31 each year</strong>	[31]
Annual Return 2009	rr_AnnualReturn2009	0.07%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.02%
Annual Return 2013	rr_AnnualReturn2013	0.02%
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	0.02%
Annual Return 2016	rr_AnnualReturn2016	0.12%
Annual Return 2017	rr_AnnualReturn2017	0.30%
Annual Return 2018	rr_AnnualReturn2018	0.88%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.26%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.26%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.28%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Years	rr_AverageAnnualReturnYear05	0.27%
10 Years	rr_AverageAnnualReturnYear10	0.15%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jul. 28, 2003
(WFA Retail Money Market Funds - Administrator Class) | (Wells Fargo National Tax-Free Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and
  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.36%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.33%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[32]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Retail Money Market Funds - Administrator Class) | (Wells Fargo National Tax-Free Money Market Fund) | Administrator Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.39%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.30%	[33]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 31
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	210
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 484
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Administrator Class as of 12/31 each year</strong>	[32]
Annual Return 2009	rr_AnnualReturn2009	0.26%
Annual Return 2010	rr_AnnualReturn2010	0.04%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.02%
Annual Return 2013	rr_AnnualReturn2013	0.02%
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	0.02%
Annual Return 2016	rr_AnnualReturn2016	0.29%
Annual Return 2017	rr_AnnualReturn2017	0.64%
Annual Return 2018	rr_AnnualReturn2018	1.19%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.33%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.33%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.36%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.19%
5 Years	rr_AverageAnnualReturnYear05	0.43%
10 Years	rr_AverageAnnualReturnYear10	0.25%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Apr. 08, 2005
(WFA Retail Money Market Funds - Premier Class) | (Wells Fargo Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.
These investments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.57%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.61%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[34]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Retail Money Market Funds - Premier Class) | (Wells Fargo Money Market Fund) | Premier Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.13%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.33%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.20%	[35]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	93
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	172
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 405
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Premier Class as of 12/31 each year</strong>	[34]
Annual Return 2009	rr_AnnualReturn2009	0.12%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.30%
Annual Return 2017	rr_AnnualReturn2017	1.03%
Annual Return 2018	rr_AnnualReturn2018	1.94%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.61%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.61%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.57%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.94%
5 Years	rr_AverageAnnualReturnYear05	0.65%
10 Years	rr_AverageAnnualReturnYear10	0.34%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2016
(WFA Retail Money Market Funds - Premier Class) | (Wells Fargo National Tax-Free Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and
  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.38%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.35%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Retail Money Market Funds - Premier Class) | (Wells Fargo National Tax-Free Money Market Fund) | Premier Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.12%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.27%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.20%	[35]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 20
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	80
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	145
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 336
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Premier Class as of 12/31 each year</strong>
Annual Return 2009	rr_AnnualReturn2009	0.36%
Annual Return 2010	rr_AnnualReturn2010	0.12%
Annual Return 2011	rr_AnnualReturn2011	0.05%
Annual Return 2012	rr_AnnualReturn2012	0.03%
Annual Return 2013	rr_AnnualReturn2013	0.02%
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	0.02%
Annual Return 2016	rr_AnnualReturn2016	0.37%
Annual Return 2017	rr_AnnualReturn2017	0.74%
Annual Return 2018	rr_AnnualReturn2018	1.30%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.35%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.35%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.38%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	0.49%
10 Years	rr_AverageAnnualReturnYear10	0.30%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Nov. 08, 1999
(WFA Retail Money Market Funds - Service Class) | (Wells Fargo Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>	[36]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments of domestic and foreign issuers.
These investments include, but are not limited to, bank obligations such as time deposits and certificates of deposit, government securities, asset-backed securities, commercial paper, corporate bonds, municipal securities and repurchase agreements. These investments may have fixed, floating, or variable rates of interest and may be obligations of U.S. or foreign issuers. We may invest more than 25% of the Fund's total assets in U.S. dollar-denominated obligations of U.S. banks.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.
Industry Concentration Risk. A Fund that concentrates its investments in an industry or group of industries is more vulnerable to adverse market, economic, regulatory, political or other developments affecting such industry or group of industries than a fund that invests its assets more broadly.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities may decline in value and become less liquid when defaults on the underlying mortgages or assets occur and may exhibit additional volatility in periods of rising interest rates. Rising interest rates tend to extend the duration of these securities, making them more sensitive to changes in interest rates than instruments with fixed payment schedules. When interest rates decline or are low, the prepayment of mortgages or assets underlying such securities can reduce a Fund's returns.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.
Repurchase Agreement Risk. In the event that the counterparty to a repurchase agreement is unwilling or unable to fulfill its contractual obligations to repurchase the underlying security, a Fund may lose money, suffer delays, or incur costs arising from holding or selling the underlying security.
U.S. Government Obligations Risk. U.S. Government obligations may be adversely impacted by changes in interest rates, and securities issued or guaranteed by U.S. Government agencies or government-sponsored entities may not be backed by the full faith and credit of the U.S. Government.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.50%
Lowest Quarter: 3rd Quarter 2010	+0.00%

Year-to-date total return as of 3/31/2019 is +0.54%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[37]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Retail Money Market Funds - Service Class) | (Wells Fargo Money Market Fund) | Service Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.50%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	186
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	334
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 763
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Service Class as of 12/31 each year</strong>	[37]
Annual Return 2009	rr_AnnualReturn2009	0.17%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Annual Return 2016	rr_AnnualReturn2016	0.08%
Annual Return 2017	rr_AnnualReturn2017	0.73%
Annual Return 2018	rr_AnnualReturn2018	1.63%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.54%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.54%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.50%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 3rd Quarter 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2010
1 Year	rr_AverageAnnualReturnYear01	1.63%
5 Years	rr_AverageAnnualReturnYear05	0.49%
10 Years	rr_AverageAnnualReturnYear10	0.27%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Jun. 30, 2010
(WFA Retail Money Market Funds - Service Class) | (Wells Fargo National Tax-Free Money Market Fund)
Prospectus:	rr_ProspectusTable
Objective [Heading]	rr_ObjectiveHeading	<strong>Investment Objective </strong>
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	<strong>Fees and Expenses </strong>
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	<strong> Shareholder Fees (fees paid directly from your investment) </strong>
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	<strong> Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)</strong>
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 31, 2020
Expense Example [Heading]	rr_ExpenseExampleHeading	<strong>Example of Expenses </strong>
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	<strong>Principal Investment Strategies </strong>
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, we invest:
  exclusively in high-quality, short-term, U.S. dollar-denominated money market instruments; and
  at least 80% of the Fund's net assets are invested in municipal obligations that pay interest exempt from federal income tax and federal alternative minimum tax ("AMT").
We actively manage a portfolio of high-quality, short-term municipal obligations that are issued by or on behalf of states, territories and possessions of the U.S. or their political subdivisions or financing authorities. These investments may have fixed, floating, or variable rates of interest.
We invest principally in municipal obligations that pay interest exempt from federal income tax and federal AMT. The Fund attempts to invest exclusively in these securities. However, the Fund may invest up to 20% of its net assets in high quality, short-term money market instruments that pay interest subject to federal income tax and/or federal AMT.
Our security selection is based on several factors, including credit quality, yield and maturity, while taking into account the Fund's overall level of liquidity and weighted average maturity. We will only purchase securities that we have determined present minimal credit risk.

Risk [Heading]	rr_RiskHeading	<strong>Principal Investment Risks </strong>
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The Fund is primarily subject to the risks briefly summarized below.
Credit Risk. The issuer or guarantor of a debt security may be unable or perceived to be unable to pay interest or repay principal when they become due, which could cause the value of an investment to decline and a Fund to lose money.
Interest Rate Risk. When interest rates rise, the value of debt securities tends to fall. When interest rates decline, interest that a Fund is able to earn on its investments in debt securities may also decline, but the value of those securities may increase.
Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund's manager or sub-adviser in seeking to achieve the Fund's investment objective may not produce expected returns, may cause the Fund's shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.
Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.
Money Market Fund Risk. The Fund's yield will change based on changes in interest rates and other market conditions. Because the Fund invests in short-term instruments, the Fund's dividend yields are expected to be low when short-term market interest rates are low.
Municipal Securities Risk. Municipal securities may be fully or partially backed or enhanced by the taxing authority of a local government, by the current or anticipated revenues from a specific project or specific assets, or by the credit of, or liquidity enhancement provided by, a private issuer. Various types of municipal securities are often related in such a way that political, economic or business developments affecting one obligation could affect other municipal securities held by a Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of Wells Fargo Bank, N.A. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	<strong>Performance</strong>
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. Past performance is no guarantee of future results. Current month-end performance is available on the Fund's website at wfam.com. To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Highest Quarter: 4th Quarter 2018	+0.32%
Lowest Quarter: 1st Quarter 2015	+0.00%

Year-to-date total return as of 3/31/2019 is +0.29%

Performance Table Heading	rr_PerformanceTableHeading	<strong>Average Annual Total Returns for the periods ended 12/31/2018 </strong>	[38]
Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	To obtain a current 7-day yield for the Fund call toll-free 1-800-222-8222.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-222-8222
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	wfam.com
(WFA Retail Money Market Funds - Service Class) | (Wells Fargo National Tax-Free Money Market Fund) | Service Class
Prospectus:	rr_ProspectusTable
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.45%	[39]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 46
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	168
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	302
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 691
Bar Chart [Heading]	rr_BarChartHeading	<strong>Calendar Year Total Returns for Service Class as of 12/31 each year</strong>	[38]
Annual Return 2009	rr_AnnualReturn2009	0.16%
Annual Return 2010	rr_AnnualReturn2010	0.01%
Annual Return 2011	rr_AnnualReturn2011	0.02%
Annual Return 2012	rr_AnnualReturn2012	0.02%
Annual Return 2013	rr_AnnualReturn2013	0.02%
Annual Return 2014	rr_AnnualReturn2014	0.02%
Annual Return 2015	rr_AnnualReturn2015	0.02%
Annual Return 2016	rr_AnnualReturn2016	0.18%
Annual Return 2017	rr_AnnualReturn2017	0.49%
Annual Return 2018	rr_AnnualReturn2018	1.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date total return as of 3/31/2019 is +0.29%
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.29%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2019
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter: 4th Quarter 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.32%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter: 1st Quarter 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2015
1 Year	rr_AverageAnnualReturnYear01	1.04%
5 Years	rr_AverageAnnualReturnYear05	0.35%
10 Years	rr_AverageAnnualReturnYear10	0.20%
Inception Date of Share Class	rr_AverageAnnualReturnInceptionDate	Aug. 03, 1993

[1]	The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[3]	The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[5]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[6]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Service Class shares, and includes the higher expenses applicable to the Service Class shares. If these expenses had not been included, returns for Administrator Class shares would be higher.
[7]	The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[8]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[9]	Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher.
[10]	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Select Class shares would be higher.
[11]	The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[12]	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class shares, and is not adjusted to reflect Select Class shares expenses. If these expenses had been included, returns for Select Class shares would be higher. The Institutional Class shares annual returns are substantially similar to what the Select Class shares annual returns would be because the Instituional Class and Select Class shares are invested in the same portfolio and their returns differ only to the extent that they do not have the same expenses.
[13]	The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[14]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[15]	Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been included, returns for Sweep Class shares would be lower.
[16]	The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[17]	Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Class A shares, and has not been adjusted to include the higher expenses applicable to the Sweep Class shares. If these expenses had been included, returns for Sweep Class shares would be lower.
[18]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[19]	Historical performance shown for the Sweep Class shares prior to their inception reflects the performance of the Service Class shares, and has not been adjusted to reflect the higher expenses applicable to the Sweep Class shares. If these expenses had been included, returns for Sweep Class shares would be lower.
[20]	The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at 0.83% for Sweep Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[21]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[22]	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, and has not been adjusted to include the higher expenses applicable to the Administrator Class shares. If these expenses had been included, returns would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Institutional Municipal Money Market Fund.
[23]	The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[24]	Historical performance shown for the Institutional Class shares prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Institutional Municipal Money Market Fund.
[25]	The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[26]	The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[27]	Historical performance shown for the Service Class shares prior to their inception reflects the performance of the Administrator Class shares, and has not been adjusted to include the higher expenses applicable to the Service Class shares. If these expenses had been included, returns for Service Class shares would be lower.
[28]	Historical performance shown for the Service Class shares prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Institutional Municipal Money Market Fund.
[29]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[30]	Historical performance shown for the Class C shares prior to their inception reflects the performance of the former Class B shares. Class B and Class C shares had the same expenses.
[31]	Historical performance shown for Class A shares prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Municipal Money Market Fund.
[32]	Historical performance shown for Administrator Class shares prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Municipal Money Market Fund.
[33]	The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[34]	Historical performance shown for the Premier Class shares prior to their inception reflects the performance of the Class A shares, and includes expenses that are not applicable to and higher than those of the Premier Class shares.
[35]	The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[36]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[37]	Historical performance shown for the Service Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns for Service Class shares would be higher.
[38]	Historical performance shown for Service Class shares prior to July 12, 2010 is based on the performance of the Fund's predecessor, Evergreen Municipal Money Market Fund.
[39]	The Manager has contractually committed through May 31, 2020, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.